Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Trade Accounts Receivable
Schedule of trade accounts receivable

	Balances	Overdue	Overdue for more	Total	Total
	falling due	up to 90 days	than 90 days	12.31.2024	12.31.2023
Electricity sales to final customers and Charges for use of the system - Copel DIS (a)	1,719,504	421,647	114,527	2,255,678	2,131,227
Unbilled electricity sales to final customers and Charges for use of the system - Copel DIS	930,801	—	—	930,801	850,513
Electricity sales to final customers	171,035	1,995	4,486	177,516	217,801
Other consumers receivables	93,041	34,614	59,549	187,204	202,315
Energy supply - Concessionaires, permission holder and trading companies	387,163	2,625	25,886	415,674	471,087
CCEE (7.2)	130,716	—	119,665	250,381	189,713
Charges for use of the transmission system	69,384	602	32,356	102,342	86,155
(-) Expected credit losses (7.3)	(12,098)	(12,973)	(215,643)	(240,714)	(282,382)
	3,489,546	448,510	140,826	4,078,882	3,866,429
			Current	3,962,702	3,761,170
			Noncurrent	116,180	105,259
(a) Includes the balance of debt installments of Copel DIS (Note 7.1).
7.1. Debt installments

	12.31.2024	12.31.2023
Residential	106,440	123,889
Industrial	77,038	87,323
Commercial	181,104	141,068
Rural	10,058	10,493
Public Entities	5,011	13,142
Public lighting	454	6,108
Public service	2,074	1,685
(-) Adjustment to present value	(21,251)	(46,209)
	360,928	337,499

At Copel DIS, the installment payment of overdue debts may be granted at the consumer's request based on criteria and conditions, which include the minimum down payment percentage, the number of installments, and guarantee requirements, depending on the amount of the debt.
The balances of debt installments, as of December 31, 2024, are at present value, and take into account the amount to be discounted, the due dates of the installments and the weighted average discount rate of 1.28% p.m. (1.22% p.m. as of December 31, 2023).

Schedule of expected credit losses

	Balance as of	Additions	Write offs	Reclassification (a)	Balance as of	Additions	Write offs	Reclassification (a)	Balance as of
	January 1, 2023				December 31, 2023				December 31, 2024
Electricity sales to f inal customers, Charges for use of the system and and other consumers receivables - Copel DIS	119,538	99,685	(85,356)		133,867	70,627	(120,871)	—	83,623
Electricity sales to final customers and other consumers receivables - Copel COM	12,532	2,792		—	15,324	716	(9,175)	—	6,865
Energy supply - Concessionaires, permission holder and trading companies	9,827	4,533	(834)	—	13,526	21,172	(4,137)	—	30,561
CCEE (7.2)	119,665	—	—	—	119,665	—	—	—	119,665
Gas distribution	10,381	286	(329)	(10,338)	—	7,510	—	(7,510)	—
	271,943	107,296	(86,519)	(10,338)	282,382	100,025	(134,183)	(7,510)	240,714
(a) Reclassification to Assets classified as held for sale (Note 37).